Form N-1A Supplement	Dec. 31, 2025
Guinness Atkinson Global Innovators Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Guinness AtkinsonTM Funds

GLOBAL INNOVATORS FUND

(Institutional Class: GINNX)

(Investor Class: IWIRX)

Supplement dated July 24, 2026, to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

Effective immediately, the entry for the Global Innovators Fund on the cover page is replaced by the following:

Global Innovators Fund – Mutual Fund shares†

Investor Class (IWIRX)

Institutional Class (GINNX)

† In addition to the mutual fund shares, the Global Innovators Fund also offers ETF Class Shares in a separate prospectus. This Prospectus only offers mutual fund shares.

On page 30, the heading for Global Innovators Fund is replaced by the following:

Global Innovators Fund – Mutual Fund Shares†

A new footnote is inserted on the bottom of page 30 which reads as follows:

† The Fund also offers ETF Class Shares via a different prospectus. Mutual fund shares are not the same as ETF Class Shares.

On page 31, the following is inserted at the beginning of the second paragraph under Principal Investment Strategies:

The Fund is actively managed.

On page 34, the following sentences are added at the bottom of the page:

The Fund is operated as a Multi-Class ETF Fund, which offers mutual fund shares (which are offered by this Prospectus) and exchanged traded shares, which are offered in a separate prospectus. For more information, please see the “Share Class Overview” section in the “More About the Funds’ Investment Strategies and Risks” section of this Prospectus.

On page 36, the first sentence of the third paragraph under the heading Purchase and Sale of Fund Shares is replaced by the following:

The Fund offers two classes of mutual fund shares – Institutional Class shares and Investor Class shares.

Also on page 36, the following is added after the paragraph below the minimum investment table:

The Global Innovators Fund also offers ETF Class Shares, which are offered via a separate Prospectus. ETF Class Shares are listed on a national securities exchange and are not individually redeemable from the Fund and can only be redeemed by Authorized Participants in creation units.

On page 37, the following is added under the new heading Share Class Overview:

Share Class Overview

Multi-Class ETF Fund Structure

Guinness Atkinson and the Guinness Atkinson Funds (the “Trust”) have received an exemptive order from the Securities & Exchange Commission that permits the Guinness Atkinson Global Innovators Fund to offer mutual fund share classes and an exchange-traded share class that operates as an exchange-traded fund (“ETF”) (a “Multi-Class ETF Fund”). Under this structure, the mutual fund share classes are purchased and redeemed at the net asset value of a Multi-Class ETF Fund’s mutual fund class shares next determined after receipt of the order, and the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices. This Prospectus relates solely to the mutual fund shares (both Investor shares and Institutional shares) of the Fund.

There are structural and operational differences between mutual funds and ETFs. As a result, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payment of dividends, and the timing and ability to automatically reinvest dividends. Shareholders of Guinness Atkinson Funds have voting rights based on the number of shares owned (including fractional shares). As the shareholders in the mutual fund classes may be able to reinvest dividends sooner than shareholders in the ETF Class, a mutual fund class shareholder could obtain more voting power than an ETF Class shareholder in the days immediately following an ex-dividend date.

In addition, because all of the classes of a Multi-Class ETF Fund represent interests in the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund could experience greater portfolio transaction costs and taxable capital gains distributions as compared to a stand-alone ETF due to (1) shareholder purchases and redemptions through a mutual fund class, or (2) costs associated with “cash drag” because a Fund is holding cash necessary to satisfy redemptions of mutual fund class shares, which could negatively impact the ETF Class Share’s performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund could also benefit from cost savings and economies of scale to the extent that assets flows into or out of the Fund occur through the creation unit process, or because the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund is required to comply with certain requirements of Rule 6c-11 under the 1940 Act, in order to permit ETF operations, which do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides less frequent public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund entirely to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that Guinness Atkinson and the Board of Trustees of the Trust (the “Board”) consider these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Fund as a whole. Guinness Atkinson must prepare written reports to assist the Board’s findings that contain information concerning the appropriateness of the Fund’s investment strategy for the Multi-Class ETF Fund structure, potential and/or observed benefits and costs to each class individually and the Fund as a whole due to the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

This Prospectus offers the Fund’s mutual fund shares, both Institutional Class shares and Investor Class shares, which generally have investment minimums. ETF Class Shares are offered through a separate prospectus.

All share classes offered by the Fund have the same investment objective, strategies, and policies. However, because different share classes can have different expenses, their investment returns may differ. An investment in ETF Class Shares is not an investment in a mutual fund.

The Fund’s ETF Shares can be purchased directly from the Fund only by certain authorized broker-dealers in exchange for a basket of securities (or, in some cases, for cash or a combination of cash and securities). Individual investors generally cannot purchase ETF Shares directly from the Fund. Instead, these investors will purchase ETF Shares on the secondary market through a broker, which may require payment of a brokerage commission. ETF Class Shares are not individually redeemable.

Conversion Privilege

The Fund has authorized a privilege to convert mutual fund shares to ETF Class Shares, but that conversion privilege is not currently operational. Eventually, the Fund expects to offer a periodic conversion privilege. Under the Conversion Privilege, some owners of conventional mutual fund (i.e., not exchange-traded) shares issued by the Fund may convert those shares to ETF Class Shares of equivalent value of the same fund. Only shares held through a qualifying brokerage account will be able to engage in a conversion. Currently, the Fund does not impose a fee on conversions from the Fund’s conventional shares to the Fund’s ETF Class Shares. However, your brokerage firm may charge a fee to process a conversion. In the future, the Funds may impose a transaction fee on conversions or otherwise limit, temporarily suspend, or terminate the conversion privilege.

On page 46, the following paragraph replaces the sentence below the bullet points that currently states that “By applying these tests, it is possible that a particular issuer could be deemed to be from more than one region or country.

The Fund considers an issuer of securities to be a company economically tied to a specific country if it satisfies at least one of the following tests: (1) it is organized under the laws of a country or has its headquarters in a country; (2) it derives a significant portion (i.e., 50% or more) of its total revenues or profits from, or devotes 50% or more of its assets to, business in a country but is listed elsewhere; or (3) its equity securities are traded principally on a stock exchange or over-the-counter market in a country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one region or country.

Also on page 46, the following sentence is added to the beginning of the paragraph that starts with “The Adviser identifies companies with favorable characteristics on innovation . . “

The Fund is actively managed.

On page 55, the following sentence is added to the end of the VIE risk disclosure paragraph that begins with “Although VIEs have been a long-standing industry practice . . .”

In such a case, shares of a VIE could become worthless.

On page 56, the following sentence replaces the last sentence of the paragraph that begins with “Although unlikely”

If any of these adverse outcomes occur, the value of a Fund’s investment in a VIE would likely be materially and adversely affected, and if the impact is permanent, it could result in the complete loss of the Fund’s investment in the VIE, which could impact the Fund’s return.

On page 57, at the end of the section captioned “More About the Funds’ Investment Strategies and Risks,” the following new section is inserted under the new heading “Share Class Overview”:

Share Class Overview

Multi-Class ETF Fund Structure

Guinness Atkinson and the Guinness Atkinson Funds have received an exemptive order from the Securities & Exchange Commission that permits the Funds, under certain conditions, to offer mutual fund share classes and an exchange-traded share class that operates as an exchange-traded fund (“ETF”) (a “Multi-Class ETF Fund”). Under this structure, the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at the net asset value of a Multi-Class ETF Fund’s mutual fund class shares next determined after receipt of the order.

Currently, only the Global Innovators Fund operates as a Multi-Class ETF Fund. This Prospectus offers the Global Innovators Fund’s Investor and Institutional class mutual fund shares. ETF Class Shares of the Global Innovators Fund are offered via a separate prospectus.

There are structural and operational differences between mutual funds and ETFs. As a result, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payment of dividends, and the timing and ability to automatically reinvest dividends. Shareholders of Guinness Atkinson Funds have voting rights based on the number of shares owned (including fractional shares). As the shareholders in the mutual fund classes may be able to reinvest dividends sooner than shareholders in the ETF Class, a mutual fund class shareholder could obtain more voting power than an ETF Class shareholder in the days immediately following an ex-dividend date.

In addition, because all of the classes of a Multi-Class ETF Fund represent interests in the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund could experience greater portfolio transaction costs and taxable capital gains distributions as compared to a stand-alone ETF due to (1) shareholder purchases and redemptions through a mutual fund class, or (2) costs associated with “cash drag” because a Fund is holding cash necessary to satisfy redemptions of mutual fund class shares, which could negatively impact the ETF Class Share’s performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund could also benefit from cost savings and economies of scale to the extent that assets flows into or out of the Fund occur through the creation unit process, or because the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund is required to comply with certain requirements of Rule 6c-11 under the 1940 Act, in order to permit ETF operations, which do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides less frequent public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund entirely to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that Guinness Atkinson and the Board of Trustees of the Trust (the “Board”) consider these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Fund as a whole. Guinness Atkinson must prepare written reports to assist the Board’s findings that contain information concerning the appropriateness of the Fund’s investment strategy for the Multi-Class ETF Fund structure, potential and/or observed benefits and costs to each class individually and the Fund as a whole due to the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

All share classes offered by a Multi-Class ETF Fund have the same investment objective, strategies, and policies. However, because different share classes can have different expenses, their investment returns may differ. An investment in ETF Class Shares is not an investment in a mutual fund.

A Fund’s ETF Shares can be purchased directly from the Fund only by certain authorized broker-dealers in exchange for a basket of securities (or, in some cases, for cash or a combination of cash and securities). Individual investors generally cannot purchase ETF Shares directly from the Fund. Instead, these investors will purchase ETF Shares on the secondary market through a broker, which may require the payment of a brokerage commission. ETF Class Shares are not individually redeemable.

This Prospectus only offers conventional mutual fund shares. ETF Class Shares of the Global Innovators Fund are offered pursuant to a separate prospectus.

On page 58, under the heading Portfolio Management, the second sentence is replaced by the following:

All of the Guinness Atkinson Funds covered in this prospectus are actively managed, meaning that the Adviser will select each Fund’s holdings based on its own research and evaluation process.

On page 64, under the heading “Conversion of Shares,” the first two paragraphs are replaced by the following:

Conversion of Shares. A share conversion is a transaction in which shares of one class of the Fund are exchanged for shares of another class of the Fund. Currently, the Guinness Atkinson Global Innovators Fund is the only Fund that offers more than one share class. Share conversions can occur between each mutual fund share class of the Fund. Share conversions are not yet available between a mutual fund share class and the ETF share class of the Global Innovators Fund. Generally, share conversions occur when a shareholder becomes eligible for another share class of the Fund or no longer meets the eligibility criteria of the share class owned by the shareholder (and another class exists for which the shareholder would be eligible). Please note that a share conversion is generally a non-taxable event, but you should consult with your personal tax adviser on your particular circumstances. Please note, all share conversion requests must be approved by the Adviser.

The Funds frequent trading policies do not apply to share conversions. If you hold your shares through a financial intermediary, please contact the financial intermediary for more information on share conversions. Please note that certain financial intermediaries may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Please file this Supplement with your records.